Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AQR Funds
Entity Central Index Key	0001444822
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000151790
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	I
Trading Symbol	QTELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Line Graph [Table Text Block]
	Class I	MSCI Emerging Net Total Return USD Index
2/11/2015	$10,000	$10,000
9/30/2015	$8,310	$8,399
9/30/2016	$9,319	$9,809
9/30/2017	$11,448	$12,012
9/30/2018	$11,065	$11,915
9/30/2019	$10,437	$11,674
9/30/2020	$11,578	$12,905
9/30/2021	$13,577	$15,254
9/30/2022	$9,677	$10,965
9/30/2023	$11,174	$12,248
9/30/2024	$14,486	$15,439

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (2/11/2015)
Class I	29.64%	6.78%	3.92%
MSCI Emerging Net Total Return USD Index	26.05%	5.75%	4.61%

AssetsNet	$ 532,188,221
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 2,167,509
InvestmentCompanyPortfolioTurnover	61.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.5
Consumer Staples	3.0
Materials	4.2
Utilities	4.9
Investment Companies	5.7
Communication Services	6.9
Industrials	8.3
Energy	9.6
Consumer Discretionary	12.0
Financials	21.8
Information Technology	21.9

C000151791
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	N
Trading Symbol	QTENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.97%
Line Graph [Table Text Block]
	Class N	MSCI Emerging Net Total Return USD Index
2/11/2015	$10,000	$10,000
9/30/2015	$8,300	$8,399
9/30/2016	$9,280	$9,809
9/30/2017	$11,381	$12,012
9/30/2018	$10,959	$11,915
9/30/2019	$10,311	$11,674
9/30/2020	$11,408	$12,905
9/30/2021	$13,344	$15,254
9/30/2022	$9,495	$10,965
9/30/2023	$10,915	$12,248
9/30/2024	$14,120	$15,439

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (2/11/2015)
Class N	29.36%	6.49%	3.64%
MSCI Emerging Net Total Return USD Index	26.05%	5.75%	4.61%

AssetsNet	$ 532,188,221
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 2,167,509
InvestmentCompanyPortfolioTurnover	61.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.5
Consumer Staples	3.0
Materials	4.2
Utilities	4.9
Investment Companies	5.7
Communication Services	6.9
Industrials	8.3
Energy	9.6
Consumer Discretionary	12.0
Financials	21.8
Information Technology	21.9

C000151792
Shareholder Report [Line Items]
Fund Name	AQR Emerging Multi-Style II Fund
Class Name	R6
Trading Symbol	QTERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Emerging Multi-Style II Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Net Total Return USD Index
2/11/2015	$50,000,000	$50,000,000
9/30/2015	$41,600,000	$41,996,565
9/30/2016	$46,611,150	$49,044,953
9/30/2017	$57,354,020	$60,060,164
9/30/2018	$55,479,085	$59,572,617
9/30/2019	$52,376,585	$58,371,322
9/30/2020	$58,152,185	$64,522,947
9/30/2021	$68,223,830	$76,268,858
9/30/2022	$48,680,415	$54,826,463
9/30/2023	$56,283,100	$61,240,794
9/30/2024	$73,042,550	$77,195,321

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (2/11/2015)
Class R6	29.78%	6.88%	4.01%
MSCI Emerging Net Total Return USD Index	26.05%	5.75%	4.61%

AssetsNet	$ 532,188,221
Holdings Count | Holding	256
Advisory Fees Paid, Amount	$ 2,167,509
InvestmentCompanyPortfolioTurnover	61.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.5
Consumer Staples	3.0
Materials	4.2
Utilities	4.9
Investment Companies	5.7
Communication Services	6.9
Industrials	8.3
Energy	9.6
Consumer Discretionary	12.0
Financials	21.8
Information Technology	21.9

C000070950
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	I
Trading Symbol	AQGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Line Graph [Table Text Block]
	Class I	MSCI World Net Total Return USD Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,836	$9,491
9/30/2016	$10,950	$10,569
9/30/2017	$13,217	$12,489
9/30/2018	$14,228	$13,892
9/30/2019	$13,406	$14,146
9/30/2020	$14,275	$15,618
9/30/2021	$17,531	$20,119
9/30/2022	$14,642	$16,169
9/30/2023	$18,401	$19,719
9/30/2024	$24,272	$26,114

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	31.91%	12.61%	9.27%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%

AssetsNet	$ 391,201,374
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 2,072,636
InvestmentCompanyPortfolioTurnover	121.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.0
Real Estate	1.7
Consumer Staples	3.6
Energy	6.5
Consumer Discretionary	8.0
Industrials	8.1
Communication Services	9.0
Health Care	9.5
Investment Companies	9.7
Financials	18.9
Information Technology	19.8

C000070949
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	N
Trading Symbol	AQGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.06%
Line Graph [Table Text Block]
	Class N	MSCI World Net Total Return USD Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,814	$9,491
9/30/2016	$10,886	$10,569
9/30/2017	$13,126	$12,489
9/30/2018	$14,091	$13,892
9/30/2019	$13,222	$14,146
9/30/2020	$14,048	$15,618
9/30/2021	$17,203	$20,119
9/30/2022	$14,331	$16,169
9/30/2023	$17,961	$19,719
9/30/2024	$23,631	$26,114

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	31.57%	12.31%	8.98%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%

AssetsNet	$ 391,201,374
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 2,072,636
InvestmentCompanyPortfolioTurnover	121.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.0
Real Estate	1.7
Consumer Staples	3.6
Energy	6.5
Consumer Discretionary	8.0
Industrials	8.1
Communication Services	9.0
Health Care	9.5
Investment Companies	9.7
Financials	18.9
Information Technology	19.8

C000135923
Shareholder Report [Line Items]
Fund Name	AQR Global Equity Fund
Class Name	R6
Trading Symbol	AQGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Global Equity Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.71%
Line Graph [Table Text Block]
	Class R6	MSCI World Net Total Return USD Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$49,320,765	$47,454,317
9/30/2016	$54,908,838	$52,844,018
9/30/2017	$66,427,737	$62,443,413
9/30/2018	$71,566,721	$69,460,520
9/30/2019	$67,511,737	$70,729,950
9/30/2020	$71,829,844	$78,090,954
9/30/2021	$88,348,592	$100,597,416
9/30/2022	$73,880,000	$80,847,261
9/30/2023	$92,938,201	$98,596,387
9/30/2024	$122,685,257	$130,567,761

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	32.01%	12.69%	9.39%
MSCI World Net Total Return USD Index	32.43%	13.04%	10.07%

AssetsNet	$ 391,201,374
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 2,072,636
InvestmentCompanyPortfolioTurnover	121.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.0
Real Estate	1.7
Consumer Staples	3.6
Energy	6.5
Consumer Discretionary	8.0
Industrials	8.1
Communication Services	9.0
Health Care	9.5
Investment Companies	9.7
Financials	18.9
Information Technology	19.8

C000115556
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	I
Trading Symbol	ANDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Line Graph [Table Text Block]
	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,311	$8,986
9/30/2016	$10,507	$9,630
9/30/2017	$11,693	$11,434
9/30/2018	$12,061	$11,739
9/30/2019	$12,083	$11,628
9/30/2020	$12,472	$11,646
9/30/2021	$14,522	$14,733
9/30/2022	$11,297	$11,210
9/30/2023	$13,218	$13,900
9/30/2024	$16,024	$17,373

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	21.23%	5.81%	4.83%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

AssetsNet	$ 249,811,736
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 802,658
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	4.6
Investment Companies	2.7
Consumer Discretionary	4.0
Energy	4.4
Materials	4.7
Industrials	9.4
Health Care	10.2
Communication Services	10.8
Financials	12.1
Information Technology	13.8
Consumer Staples	22.8

C000115555
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	N
Trading Symbol	ANDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Line Graph [Table Text Block]
	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,285	$8,986
9/30/2016	$10,453	$9,630
9/30/2017	$11,604	$11,434
9/30/2018	$11,941	$11,739
9/30/2019	$11,929	$11,628
9/30/2020	$12,291	$11,646
9/30/2021	$14,273	$14,733
9/30/2022	$11,065	$11,210
9/30/2023	$12,924	$13,900
9/30/2024	$15,629	$17,373

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	20.93%	5.55%	4.57%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

AssetsNet	$ 249,811,736
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 802,658
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	4.6
Investment Companies	2.7
Consumer Discretionary	4.0
Energy	4.4
Materials	4.7
Industrials	9.4
Health Care	10.2
Communication Services	10.8
Financials	12.1
Information Technology	13.8
Consumer Staples	22.8

C000145935
Shareholder Report [Line Items]
Fund Name	AQR International Defensive Style Fund
Class Name	R6
Trading Symbol	ANDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Line Graph [Table Text Block]
	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$46,609,333	$44,931,976
9/30/2016	$52,647,470	$48,149,375
9/30/2017	$58,638,864	$57,168,515
9/30/2018	$60,585,012	$58,694,302
9/30/2019	$60,742,648	$58,137,565
9/30/2020	$62,760,574	$58,232,478
9/30/2021	$73,143,723	$73,662,778
9/30/2022	$56,912,470	$56,049,265
9/30/2023	$66,714,074	$69,500,094
9/30/2024	$80,918,015	$86,862,825

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	21.29%	5.90%	4.93%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

AssetsNet	$ 249,811,736
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 802,658
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	4.6
Investment Companies	2.7
Consumer Discretionary	4.0
Energy	4.4
Materials	4.7
Industrials	9.4
Health Care	10.2
Communication Services	10.8
Financials	12.1
Information Technology	13.8
Consumer Staples	22.8

C000076806
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	I
Trading Symbol	AIMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,160	$8,986
9/30/2016	$9,745	$9,630
9/30/2017	$11,175	$11,434
9/30/2018	$11,656	$11,739
9/30/2019	$11,276	$11,628
9/30/2020	$12,473	$11,647
9/30/2021	$14,893	$14,733
9/30/2022	$10,867	$11,210
9/30/2023	$13,163	$13,900
9/30/2024	$17,088	$17,373

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	29.82%	8.67%	5.50%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

AssetsNet	$ 202,645,946
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 663,436
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	3.0
Real Estate	2.8
Communication Services	3.2
Investment Companies	3.6
Materials	4.7
Energy	5.7
Health Care	6.8
Consumer Discretionary	9.2
Information Technology	10.8
Industrials	23.5
Financials	25.9

C000120477
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	N
Trading Symbol	AIONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,138	$8,986
9/30/2016	$9,701	$9,630
9/30/2017	$11,096	$11,434
9/30/2018	$11,541	$11,739
9/30/2019	$11,137	$11,628
9/30/2020	$12,287	$11,647
9/30/2021	$14,645	$14,733
9/30/2022	$10,657	$11,210
9/30/2023	$12,875	$13,900
9/30/2024	$16,680	$17,373

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	29.55%	8.42%	5.25%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

AssetsNet	$ 202,645,946
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 663,436
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	3.0
Real Estate	2.8
Communication Services	3.2
Investment Companies	3.6
Materials	4.7
Energy	5.7
Health Care	6.8
Consumer Discretionary	9.2
Information Technology	10.8
Industrials	23.5
Financials	25.9

C000144286
Shareholder Report [Line Items]
Fund Name	AQR International Momentum Style Fund
Class Name	R6
Trading Symbol	QIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]
	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$45,879,793	$44,931,976
9/30/2016	$48,875,920	$48,149,375
9/30/2017	$56,111,801	$57,168,515
9/30/2018	$58,549,364	$58,694,302
9/30/2019	$56,706,155	$58,137,565
9/30/2020	$62,764,321	$58,232,478
9/30/2021	$75,037,366	$73,662,778
9/30/2022	$54,818,002	$56,049,265
9/30/2023	$66,445,586	$69,500,094
9/30/2024	$86,368,614	$86,862,825

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	29.98%	8.78%	5.62%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

AssetsNet	$ 202,645,946
Holdings Count | Holding	282
Advisory Fees Paid, Amount	$ 663,436
InvestmentCompanyPortfolioTurnover	56.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	3.0
Real Estate	2.8
Communication Services	3.2
Investment Companies	3.6
Materials	4.7
Energy	5.7
Health Care	6.8
Consumer Discretionary	9.2
Information Technology	10.8
Industrials	23.5
Financials	25.9

C000124385
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	I
Trading Symbol	QICLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Line Graph [Table Text Block]
	Class I	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,122	$8,986
9/30/2016	$9,270	$9,630
9/30/2017	$11,116	$11,434
9/30/2018	$11,206	$11,739
9/30/2019	$10,941	$11,628
9/30/2020	$10,885	$11,646
9/30/2021	$13,603	$14,733
9/30/2022	$10,390	$11,210
9/30/2023	$13,334	$13,900
9/30/2024	$16,514	$17,373

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	23.85%	8.58%	5.14%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

AssetsNet	$ 599,418,915
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,954,099
InvestmentCompanyPortfolioTurnover	61.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	3.4
Communication Services	4.4
Investment Companies	4.5
Consumer Staples	5.3
Materials	5.8
Consumer Discretionary	6.2
Energy	7.2
Health Care	8.9
Information Technology	10.9
Industrials	19.0
Financials	23.8

C000124386
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	N
Trading Symbol	QICNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Line Graph [Table Text Block]
	Class N	MSCI Daily TR Net World Ex USA Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,100	$8,986
9/30/2016	$9,216	$9,630
9/30/2017	$11,030	$11,434
9/30/2018	$11,077	$11,739
9/30/2019	$10,796	$11,628
9/30/2020	$10,714	$11,646
9/30/2021	$13,358	$14,733
9/30/2022	$10,180	$11,210
9/30/2023	$13,019	$13,900
9/30/2024	$16,089	$17,373

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	23.59%	8.31%	4.87%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

AssetsNet	$ 599,418,915
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,954,099
InvestmentCompanyPortfolioTurnover	61.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	3.4
Communication Services	4.4
Investment Companies	4.5
Consumer Staples	5.3
Materials	5.8
Consumer Discretionary	6.2
Energy	7.2
Health Care	8.9
Information Technology	10.9
Industrials	19.0
Financials	23.8

C000144292
Shareholder Report [Line Items]
Fund Name	AQR International Multi-Style Fund
Class Name	R6
Trading Symbol	QICRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR International Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.52%
Line Graph [Table Text Block]
	Class R6	MSCI Daily TR Net World Ex USA Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$45,660,798	$44,931,976
9/30/2016	$46,443,814	$48,149,375
9/30/2017	$55,751,600	$57,168,515
9/30/2018	$56,207,206	$58,694,302
9/30/2019	$54,978,248	$58,137,565
9/30/2020	$54,718,806	$58,232,478
9/30/2021	$68,468,845	$73,662,778
9/30/2022	$52,378,897	$56,049,265
9/30/2023	$67,262,476	$69,500,094
9/30/2024	$83,352,053	$86,862,825

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	23.92%	8.68%	5.24%
MSCI Daily TR Net World Ex USA Index	24.98%	8.36%	5.68%

AssetsNet	$ 599,418,915
Holdings Count | Holding	230
Advisory Fees Paid, Amount	$ 1,954,099
InvestmentCompanyPortfolioTurnover	61.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	3.4
Communication Services	4.4
Investment Companies	4.5
Consumer Staples	5.3
Materials	5.8
Consumer Discretionary	6.2
Energy	7.2
Health Care	8.9
Information Technology	10.9
Industrials	19.0
Financials	23.8

C000115554
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	I
Trading Symbol	AUEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.38%
Line Graph [Table Text Block]
	Class I	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$10,913	$9,939
9/30/2016	$12,441	$11,423
9/30/2017	$14,721	$13,540
9/30/2018	$17,506	$15,946
9/30/2019	$19,185	$16,563
9/30/2020	$21,143	$19,215
9/30/2021	$25,482	$25,165
9/30/2022	$22,068	$20,833
9/30/2023	$24,784	$25,248
9/30/2024	$31,073	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	25.38%	10.12%	12.01%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

AssetsNet	$ 2,517,312,553
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 6,732,065
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	0.4
Utilities	1.3
Investment Companies	3.4
Energy	4.8
Consumer Discretionary	6.0
Communication Services	6.3
Information Technology	11.8
Financials	14.7
Consumer Staples	16.4
Health Care	17.0
Industrials	17.7

C000115553
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	N
Trading Symbol	AUENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Line Graph [Table Text Block]
	Class N	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$10,889	$9,939
9/30/2016	$12,390	$11,423
9/30/2017	$14,619	$13,540
9/30/2018	$17,335	$15,946
9/30/2019	$18,948	$16,563
9/30/2020	$20,832	$19,215
9/30/2021	$25,034	$25,165
9/30/2022	$21,615	$20,833
9/30/2023	$24,213	$25,248
9/30/2024	$30,272	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	25.02%	9.82%	11.71%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

AssetsNet	$ 2,517,312,553
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 6,732,065
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	0.4
Utilities	1.3
Investment Companies	3.4
Energy	4.8
Consumer Discretionary	6.0
Communication Services	6.3
Information Technology	11.8
Financials	14.7
Consumer Staples	16.4
Health Care	17.0
Industrials	17.7

C000145934
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Defensive Style Fund
Class Name	R6
Trading Symbol	QUERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Defensive Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Total Return Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$54,616,571	$49,693,166
9/30/2016	$62,331,709	$57,113,240
9/30/2017	$73,818,500	$67,701,043
9/30/2018	$87,834,303	$79,728,098
9/30/2019	$96,372,157	$82,815,903
9/30/2020	$106,320,693	$96,077,302
9/30/2021	$128,166,780	$125,826,338
9/30/2022	$111,103,344	$104,164,992
9/30/2023	$124,894,566	$126,241,435
9/30/2024	$156,647,054	$171,284,140

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	25.42%	10.20%	12.10%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

AssetsNet	$ 2,517,312,553
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 6,732,065
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	0.4
Utilities	1.3
Investment Companies	3.4
Energy	4.8
Consumer Discretionary	6.0
Communication Services	6.3
Information Technology	11.8
Financials	14.7
Consumer Staples	16.4
Health Care	17.0
Industrials	17.7

C000076804
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	I
Trading Symbol	AMOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.41%
Line Graph [Table Text Block]
	Class I	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$10,018	$9,939
9/30/2016	$11,132	$11,423
9/30/2017	$12,954	$13,540
9/30/2018	$16,056	$15,946
9/30/2019	$16,278	$16,563
9/30/2020	$19,456	$19,215
9/30/2021	$25,009	$25,165
9/30/2022	$20,830	$20,833
9/30/2023	$23,672	$25,248
9/30/2024	$33,038	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	39.57%	15.21%	12.69%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

AssetsNet	$ 676,387,586
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 1,512,087
InvestmentCompanyPortfolioTurnover	53.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	1.8
Materials	1.9
Energy	2.3
Consumer Staples	3.2
Investment Companies	4.4
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.3
Industrials	14.7
Financials	15.0
Information Technology	26.6

C000120475
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	N
Trading Symbol	AMONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.66%
Line Graph [Table Text Block]
	Class N	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,990	$9,939
9/30/2016	$11,078	$11,423
9/30/2017	$12,858	$13,540
9/30/2018	$15,894	$15,946
9/30/2019	$16,075	$16,563
9/30/2020	$19,161	$19,215
9/30/2021	$24,578	$25,165
9/30/2022	$20,406	$20,833
9/30/2023	$23,145	$25,248
9/30/2024	$32,221	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	39.22%	14.92%	12.41%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

AssetsNet	$ 676,387,586
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 1,512,087
InvestmentCompanyPortfolioTurnover	53.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	1.8
Materials	1.9
Energy	2.3
Consumer Staples	3.2
Investment Companies	4.4
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.3
Industrials	14.7
Financials	15.0
Information Technology	26.6

C000144284
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Momentum Style Fund
Class Name	R6
Trading Symbol	QMORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Total Return Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$50,139,219	$49,693,166
9/30/2016	$55,770,315	$57,113,240
9/30/2017	$64,954,456	$67,701,043
9/30/2018	$80,583,371	$79,728,098
9/30/2019	$81,777,426	$82,815,903
9/30/2020	$97,858,709	$96,077,302
9/30/2021	$125,928,990	$125,826,338
9/30/2022	$104,978,132	$104,164,992
9/30/2023	$119,404,842	$126,241,435
9/30/2024	$166,855,710	$171,284,140

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	39.74%	15.33%	12.81%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

AssetsNet	$ 676,387,586
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 1,512,087
InvestmentCompanyPortfolioTurnover	53.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	1.8
Materials	1.9
Energy	2.3
Consumer Staples	3.2
Investment Companies	4.4
Health Care	9.4
Consumer Discretionary	10.2
Communication Services	10.3
Industrials	14.7
Financials	15.0
Information Technology	26.6

C000124381
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	I
Trading Symbol	QCELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%
Line Graph [Table Text Block]
	Class I	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,995	$9,939
9/30/2016	$10,656	$11,423
9/30/2017	$13,002	$13,540
9/30/2018	$14,837	$15,946
9/30/2019	$14,310	$16,563
9/30/2020	$15,784	$19,215
9/30/2021	$20,536	$25,165
9/30/2022	$17,746	$20,833
9/30/2023	$21,678	$25,248
9/30/2024	$28,904	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	33.33%	15.10%	11.20%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

AssetsNet	$ 1,218,302,151
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 2,649,546
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	0.5
Utilities	0.5
Energy	0.6
Consumer Staples	3.7
Investment Companies	5.1
Communication Services	7.7
Consumer Discretionary	9.8
Health Care	11.6
Industrials	12.5
Financials	17.4
Information Technology	30.4

C000124382
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	N
Trading Symbol	QCENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.66%
Line Graph [Table Text Block]
	Class N	Russell 1000® Total Return Index
9/30/2014	$10,000	$10,000
9/30/2015	$9,968	$9,939
9/30/2016	$10,606	$11,423
9/30/2017	$12,906	$13,540
9/30/2018	$14,691	$15,946
9/30/2019	$14,127	$16,563
9/30/2020	$15,550	$19,215
9/30/2021	$20,174	$25,165
9/30/2022	$17,387	$20,833
9/30/2023	$21,189	$25,248
9/30/2024	$28,174	$34,257

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	32.97%	14.80%	10.91%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

AssetsNet	$ 1,218,302,151
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 2,649,546
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	0.5
Utilities	0.5
Energy	0.6
Consumer Staples	3.7
Investment Companies	5.1
Communication Services	7.7
Consumer Discretionary	9.8
Health Care	11.6
Industrials	12.5
Financials	17.4
Information Technology	30.4

C000144290
Shareholder Report [Line Items]
Fund Name	AQR Large Cap Multi-Style Fund
Class Name	R6
Trading Symbol	QCERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Large Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.31%
Line Graph [Table Text Block]
	Class R6	Russell 1000® Total Return Index
9/30/2014	$50,000,000	$50,000,000
9/30/2015	$50,037,421	$49,693,166
9/30/2016	$53,392,807	$57,113,240
9/30/2017	$65,236,542	$67,701,043
9/30/2018	$74,502,758	$79,728,098
9/30/2019	$71,892,923	$82,815,903
9/30/2020	$79,390,371	$96,077,302
9/30/2021	$103,416,834	$125,826,338
9/30/2022	$89,449,001	$104,164,992
9/30/2023	$109,353,836	$126,241,435
9/30/2024	$145,918,952	$171,284,140

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	33.44%	15.21%	11.30%
Russell 1000® Total Return Index	35.68%	15.64%	13.10%

AssetsNet	$ 1,218,302,151
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 2,649,546
InvestmentCompanyPortfolioTurnover	62.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	0.5
Utilities	0.5
Energy	0.6
Consumer Staples	3.7
Investment Companies	5.1
Communication Services	7.7
Consumer Discretionary	9.8
Health Care	11.6
Industrials	12.5
Financials	17.4
Information Technology	30.4

C000076805
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	I
Trading Symbol	ASMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.63%
Line Graph [Table Text Block]
	Class I	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$10,117	$9,951	$10,125
9/30/2016	$11,153	$11,440	$11,691
9/30/2017	$13,417	$13,579	$14,115
9/30/2018	$16,114	$15,967	$16,266
9/30/2019	$14,358	$16,433	$14,820
9/30/2020	$15,635	$18,898	$14,878
9/30/2021	$22,084	$24,921	$21,972
9/30/2022	$16,871	$20,528	$16,809
9/30/2023	$18,828	$24,729	$18,310
9/30/2024	$25,588	$33,432	$23,210

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	35.90%	12.25%	9.85%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

AssetsNet	$ 137,461,074
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 491,864
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.2
Consumer Staples	2.1
Real Estate	3.1
Materials	3.9
Investment Companies	4.8
Energy	5.2
Consumer Discretionary	10.1
Information Technology	10.8
Financials	16.0
Industrials	18.2
Health Care	23.4

C000120476
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	N
Trading Symbol	ASMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.88%
Line Graph [Table Text Block]
	Class N	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$10,089	$9,951	$10,125
9/30/2016	$11,094	$11,440	$11,691
9/30/2017	$13,315	$13,579	$14,115
9/30/2018	$15,958	$15,967	$16,266
9/30/2019	$14,187	$16,433	$14,820
9/30/2020	$15,406	$18,898	$14,878
9/30/2021	$21,718	$24,921	$21,972
9/30/2022	$16,543	$20,528	$16,809
9/30/2023	$18,420	$24,729	$18,310
9/30/2024	$24,965	$33,432	$23,210

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	35.53%	11.97%	9.58%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

AssetsNet	$ 137,461,074
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 491,864
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.2
Consumer Staples	2.1
Real Estate	3.1
Materials	3.9
Investment Companies	4.8
Energy	5.2
Consumer Discretionary	10.1
Information Technology	10.8
Financials	16.0
Industrials	18.2
Health Care	23.4

C000144285
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Momentum Style Fund
Class Name	R6
Trading Symbol	QSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Momentum Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.53%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$50,000,000	$50,000,000	$50,000,000
9/30/2015	$50,626,045	$49,752,635	$50,623,002
9/30/2016	$55,842,050	$57,197,659	$58,453,238
9/30/2017	$67,227,645	$67,897,359	$70,577,367
9/30/2018	$80,849,896	$79,833,621	$81,332,045
9/30/2019	$72,120,232	$82,162,890	$74,102,296
9/30/2020	$78,601,782	$94,488,424	$74,391,480
9/30/2021	$111,154,673	$124,607,011	$109,859,417
9/30/2022	$84,962,922	$102,642,102	$84,044,900
9/30/2023	$94,915,467	$123,643,914	$91,550,142
9/30/2024	$129,131,545	$167,158,625	$116,050,722

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	36.05%	12.36%	9.95%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

AssetsNet	$ 137,461,074
Holdings Count | Holding	648
Advisory Fees Paid, Amount	$ 491,864
InvestmentCompanyPortfolioTurnover	60.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	2.2
Consumer Staples	2.1
Real Estate	3.1
Materials	3.9
Investment Companies	4.8
Energy	5.2
Consumer Discretionary	10.1
Information Technology	10.8
Financials	16.0
Industrials	18.2
Health Care	23.4

C000124383
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	I
Trading Symbol	QSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Line Graph [Table Text Block]
	Class I	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$10,102	$9,951	$10,125
9/30/2016	$11,491	$11,440	$11,691
9/30/2017	$13,572	$13,579	$14,115
9/30/2018	$14,817	$15,967	$16,266
9/30/2019	$13,077	$16,433	$14,820
9/30/2020	$13,226	$18,898	$14,878
9/30/2021	$20,033	$24,921	$21,972
9/30/2022	$15,914	$20,528	$16,809
9/30/2023	$18,821	$24,729	$18,310
9/30/2024	$23,969	$33,432	$23,210

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class I	27.35%	12.88%	9.14%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

AssetsNet	$ 115,885,313
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 322,078
InvestmentCompanyPortfolioTurnover	64.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	1.2
Materials	2.7
Communication Services	2.8
Consumer Staples	2.9
Energy	4.3
Investment Companies	4.6
Consumer Discretionary	11.3
Information Technology	14.7
Health Care	17.8
Financials	17.9
Industrials	19.5

C000124384
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	N
Trading Symbol	QSMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Line Graph [Table Text Block]
	Class N	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$10,000	$10,000	$10,000
9/30/2015	$10,072	$9,951	$10,125
9/30/2016	$11,433	$11,440	$11,691
9/30/2017	$13,467	$13,579	$14,115
9/30/2018	$14,672	$15,967	$16,266
9/30/2019	$12,920	$16,433	$14,820
9/30/2020	$13,033	$18,898	$14,878
9/30/2021	$19,686	$24,921	$21,972
9/30/2022	$15,601	$20,528	$16,809
9/30/2023	$18,399	$24,729	$18,310
9/30/2024	$23,376	$33,432	$23,210

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class N	27.05%	12.59%	8.86%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

AssetsNet	$ 115,885,313
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 322,078
InvestmentCompanyPortfolioTurnover	64.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	1.2
Materials	2.7
Communication Services	2.8
Consumer Staples	2.9
Energy	4.3
Investment Companies	4.6
Consumer Discretionary	11.3
Information Technology	14.7
Health Care	17.8
Financials	17.9
Industrials	19.5

C000144291
Shareholder Report [Line Items]
Fund Name	AQR Small Cap Multi-Style Fund
Class Name	R6
Trading Symbol	QSERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQR Small Cap Multi-Style Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.aqr.com/fund-documents. You can also request this information by contacting us at 1-866-290-2688 or contacting your financial intermediary directly.
Additional Information Phone Number	1-866-290-2688
Additional Information Website	https://funds.aqr.com/fund-documents
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%
Line Graph [Table Text Block]
	Class R6	Russell 3000® Total Return Index	Russell 2000® Total Return Index
9/30/2014	$50,000,000	$50,000,000	$50,000,000
9/30/2015	$50,531,721	$49,752,635	$50,623,002
9/30/2016	$57,554,085	$57,197,659	$58,453,238
9/30/2017	$68,012,514	$67,897,359	$70,577,367
9/30/2018	$74,362,206	$79,833,621	$81,332,045
9/30/2019	$65,688,433	$82,162,890	$74,102,296
9/30/2020	$66,492,749	$94,488,424	$74,391,480
9/30/2021	$100,801,623	$124,607,011	$109,859,417
9/30/2022	$80,125,073	$102,642,102	$84,044,900
9/30/2023	$94,828,907	$123,643,914	$91,550,142
9/30/2024	$121,003,478	$167,158,625	$116,050,722

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Class R6	27.60%	13.00%	9.24%
Russell 3000® Total Return Index	35.19%	15.26%	12.83%
Russell 2000® Total Return Index	26.76%	9.39%	8.78%

AssetsNet	$ 115,885,313
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 322,078
InvestmentCompanyPortfolioTurnover	64.00%
Holdings [Text Block]

Sector Allocation

Value	Value
Other	1.2
Materials	2.7
Communication Services	2.8
Consumer Staples	2.9
Energy	4.3
Investment Companies	4.6
Consumer Discretionary	11.3
Information Technology	14.7
Health Care	17.8
Financials	17.9
Industrials	19.5